UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)        A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

FS Chiron Capital Allocation Fund

FS Chiron SMid Opportunities Fund

Semi-Annual Report	April 30, 2023

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
April 30, 2023

The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at https://www.sec.gov

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value (000)
Common Stock	60.2%	$490,499
Preferred Stock	2.7	21,758
Asset-Backed Security	2.0	16,008
Corporate Obligation	1.8	14,883
U.S. Treasury Obligation	28.6	232,632

Total Investments	95.3	775,780
Cash Pledged as Collateral for Futures, Forward Currency
Contracts and Swap Contracts	30.5	248,020
Total Other Assets and Liabilities	(25.8)	(209,878)

Net Assets	100.0%	$813,922

*Percentages based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $813,922 (000)) COMMON STOCK — 60.2%

	Shares	Fair Value (000)

AUSTRALIA — 1.4%
Flutter Entertainment*	55,395	$11,080

BRAZIL — 1.9%
MercadoLibre*	11,988	15,315

CANADA — 1.1%
Barrick Gold	480,580	9,150

CHINA — 8.3%
Alibaba Group Holding ADR*	189,845	16,078
ANTA Sports Products	1,127,800	13,908
Budweiser Brewing APAC	2,572,400	7,406
Canaan ADR*	791,352	2,232
Tencent Holdings	349,900	15,352
Weichai Power, Cl H	3,713,000	5,468
Yum China Holdings	121,528	7,435

		67,879

FRANCE — 0.4%
Dassault Aviation	7,962	1,555
Orange	132,781	1,729

		3,284

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

GERMANY — 0.2%
TeamViewer*	97,331	$1,788

GREECE — 1.2%
OPAP	559,034	9,523

ISRAEL — 0.3%
Check Point Software Technologies*	18,036	2,297

ITALY — 0.2%
Leonardo	132,378	1,576

JAPAN — 1.2%
Air Water	18,000	226
Alfresa Holdings	15,700	226
Astellas Pharma	132,800	1,996
Canon	9,600	228
Central Japan Railway	1,900	235
Chugai Pharmaceutical	8,800	226
Coca-Cola Bottlers Japan Holdings	20,900	224
COMSYS Holdings	11,900	227
DeNA*	16,200	226
East Japan Railway	3,900	223
Electric Power Development	13,900	222
Hikari Tsushin	1,700	231
Iida Group Holdings	12,900	228
Itochu Techno-Solutions	9,200	237
Kansai Electric Power	22,500	243
KDDI	7,300	228
Kobayashi Pharmaceutical	3,600	224
McDonald’s Holdings Japan	5,400	225
Medipal Holdings	14,700	224
Mitsubishi HC Capital	43,300	224
Nihon Kohden	8,200	226
Nintendo	5,400	227
Nippon Telegraph & Telephone	7,400	225
Oji Holdings	57,200	224
Oracle Japan*	3,200	229
SCSK	15,200	228
SHO-BOND Holdings	5,300	226
SoftBank	19,800	223

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

JAPAN — (continued)
Square Enix Holdings	4,600	$226
Sumitomo Metal Mining	6,100	224
Sundrug	8,100	223
Toshiba	6,900	223
USS	13,400	224
West Japan Railway	5,200	225
Yamada Holdings	64,200	223
Zenkoku Hosho	6,200	227
ZOZO	10,300	216

		10,142

NETHERLANDS — 0.9%
Adyen*	2,012	3,219
ASML Holding, Cl G	6,235	3,971

		7,190

PHILIPPINES — 0.7%
Bloomberry Resorts*	28,808,300	5,462

SOUTH KOREA — 1.1%
Samsung Electronics	192,342	9,413

SPAIN — 0.2%
Telefonica	379,550	1,725

SWEDEN — 1.7%
Evolution	101,595	13,527

TAIWAN — 0.2%
Wiwynn	44,000	1,667

UNITED KINGDOM — 0.8%
3i Group	79,198	1,759
Auto Trader Group	415,384	3,318
Rightmove	233,963	1,688

		6,765

UNITED STATES — 38.4%
Abbott Laboratories	36,500	4,032
Agilent Technologies	14,292	1,936
Alphabet, Cl C*	74,755	8,090

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)
Amazon.com*	138,024	$14,555
Applied Materials	36,332	4,107
Boeing*	92,774	19,184
Booking Holdings*	626	1,681
Boston Scientific*	149,573	7,796
Broadcom	12,944	8,109
Caterpillar	98,748	21,606
Cheniere Energy	65,121	9,963
CME Group, Cl A	43,443	8,071
Colgate-Palmolive	21,099	1,684
ConocoPhillips	39,262	4,040
Cummins	54,431	12,794
Dropbox, Cl A*	39,968	813
Endeavor Group Holdings, Cl A*	407,343	10,501
Ensign Group	8,901	864
Estee Lauder, Cl A	74,071	18,275
FactSet Research Systems	2,063	849
FleetCor Technologies*	10,786	2,307
Freeport-McMoRan	559,341	21,205
Gartner*	6,904	2,088
GoDaddy, Cl A*	26,452	2,002
GSK	89,681	1,624
Hershey	4,648	1,269
Hologic*	28,641	2,464
Incyte*	10,890	810
Inmode*	55,906	2,083
Interactive Brokers Group, Cl A	27,260	2,122
Jabil	24,215	1,892
Liberty Media -Liberty Formula One, Cl C*	136,220	9,834
Manhattan Associates*	11,274	1,868
Microsoft	9,986	3,068
Newmont	283,988	13,461
Nexstar Media Group, Cl A	21,750	3,773
NIKE, Cl B	16,783	2,127
Parker-Hannifin	43,672	14,188
Philip Morris International	246,657	24,658
QUALCOMM	66,562	7,775
Regeneron Pharmaceuticals*	12,214	9,793
Starbucks	22,117	2,528
Target	15,620	2,464

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares		Fair Value (000)

UNITED STATES — (continued)
Uber Technologies*		195,468	$6,069
United Therapeutics*		2,558	589
Vertex Pharmaceuticals*		8,527	2,905
Visa, Cl A		25,726	5,987
Zoetis, Cl A		16,005	2,813

			312,716

TOTAL COMMON STOCK
(Cost $474,194) (000)			490,499

PREFERRED STOCK — 2.7%

UNITED STATES — 2.7%
AGNC Investment, 6.125%		571,500	11,676
Annaly Capital Management, 10.156%		404,242	10,082

TOTAL PREFERRED STOCK
(Cost $20,184) (000)			21,758

ASSET-BACKED SECURITY — 2.0%

	Face Amount (000)

UNITED STATES — 2.0%
Jonah Energy, Ser 2022-1, Cl A1
7.200%, 12/10/37(A)		$16,051	16,008
TOTAL ASSET-BACKED SECURITIES

(Cost $15,835) (000)			16,008

CORPORATE OBLIGATIONS — 1.8%

FINLAND — 0.2%
Nordea Bank
4.750%, 09/22/25 (A)		1,985	1,973

GERMANY — 0.3%
Volkswagen International Finance MTN
4.250%, 02/15/28	EUR	1,900	2,110

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)		Fair Value (000)

NORWAY — 0.2%
Equinor MTN
6.875%, 03/11/31	GBP	1,371	$1,961

UNITED KINGDOM — 0.5%
HSBC Holdings
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/30 (B)		$4,800	4,416

UNITED STATES — 0.6%
Philip Morris International
3.125%, 06/03/33	EUR	4,500	4,423

TOTAL CORPORATE OBLIGATIONS
(Cost $14,520) (000)			14,883

PURCHASED OPTION — 0.0%

	Contracts
PURCHASED OPTIONS
Total Purchased Options
(Cost $446) (000)		37,000,000	$49

U.S. TREASURY OBLIGATIONS — 28.6%

	Face Amount (000)
U.S. Treasury Bonds
3.588%, 05/15/51(C)		$27,500	$9,940
3.578%, 08/15/51(C)		27,600	9,869
U.S. Treasury Bill
4.097%, 06/08/23(C)		213,900	212,823

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $232,683) (000)			232,632

TOTAL INVESTMENTS — 95.3%
(Cost $757,862) (000)			$775,829

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On April 30, 2023, the value of these securities amounted $17,981 (000) and represented 2.2% of net assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

PURCHASED OPTION — 0.0%

	Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
PUT OPTIONS

UNITED STATES — 0.0%
USD Put/JPY Call	37,000,000	$446	$130.00	05/20/23	49

Total Purchased Options					$49

Open futures contracts held by the Fund at April 30, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
Euro-Bund	372	Jun-2023	$51,648	$55,567	$1,530
Gold	169	Jun-2023	33,313	33,785	471
Silver	151	Jul-2023	18,955	19,046	91
U.S. 2-Year Treasury Note	404	Jun-2023	82,701	83,290	590
U.S. 10-Year Treasury Note	517	Jun-2023	59,939	59,560	(379)

			246,556	251,248	2,303
Short Contracts
Silver	(69)	May-2023	$(8,619)	$(8,625)	$(6)

			$237,937	$242,623	$2,297

Open centrally cleared swap agreements held by the Fund at April 30, 2023 are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
CDX EM CDSI S38 5Y PR	Sell	1.00%	Quarterly	12/20/27	$(32,500)	$(1,673)	$(1,649)	$(24)
CDX HY CDSI S39 5Y PR	Buy	5.00%	Quarterly	12/20/27	80,487	(2,064)	(1,780)	(284)

						$(3,737)	$(3,429)	$(308)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

Open OTC swap agreements held by the Fund at April 30, 2023 are as follows:

				Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)

Goldman Sachs	** GSCHCE31 INDEX	SOFR +0.65%	Total Return	N/A	10/24/25	USD	$6,253	$2,611	$–	$2,611

Goldman Sachs	** GSCHDIS5 INDEX	Total Return	SOFR -0.45%	N/A	4/14/26	USD	16,230	256	–	256

Goldman Sachs	** GSCHEMBA INDEX	SOFR +0.98%	Total Return	N/A	10/24/25	USD	10,651	1,882	–	1,882

Goldman Sachs	** GSCHJMFA INDEX	SOFR +0.45%	Total Return	N/A	11/01/25	USD	6,322	1,403	–	1,403

Goldman Sachs	** GSCHLAT2 INDEX	SOFR +0.85%	Total Return	N/A	10/21/25	USD	12,411	(134)	–	(134)

Goldman Sachs	^^ GSISTBA1 INDEX	Total Return*	Total Return*	N/A	10/27/23	USD	117,700	2,439	–	2,439

							$169,567	$8,457	$–	$8,457

** The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at April 30, 2023.

Shares	Description	Notional Amount	Fair Value	Percentage of
				Basket
GSCHCE31 Index
32,960	CEZ AS	$1,229,806	$513,585	19.67%
27,843	Erste Group Bank AG	700,884	292,700	11.21
6,179	Dino Polska SA	436,200	182,164	6.98
77,622	Powszechna Kasa Oszczednosci Bank Polski SA	415,017	173,317	6.64
17,900	OTP Bank Nyrt	378,070	157,887	6.05
66,913	Allegro.eu SA	364,954	152,410	5.84
6,359	Santander Bank Polska SA	358,531	149,728	5.73
55,224	Powszechny Zaklad Ubezpieczen SA	352,622	147,260	5.64
11,880	Komercni Banka AS	266,088	111,122	4.26
16,349	Bank Polska Kasa Opieki SA	261,616	109,255	4.18
12,405	KGHM Polska Miedz SA	246,937	103,125	3.95
36,524	Pepco Group NV	242,836	101,412	3.88
11,437	Richter Gedeon Nyrt	191,606	80,017	3.06
8,587	Bank Handlowy w Warszawie SA	128,707	53,750	2.06
6,483	CD Projekt SA	122,461	51,141	1.96
39,807	Cyfrowy Polsat SA	115,740	48,335	1.85
1,671	Budimex SA	101,967	42,583	1.63
81,513	Orange Polska SA	98,499	41,134	1.58
32,936	Moneta Money Bank AS	83,893	35,035	1.34
5,287	Asseco Poland SA	74,392	31,067	1.19
123	Philip Morris CR AS	70,614	29,489	1.13
45,749	Opus Global Nyrt	11,164	4,662	0.18

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHDIS5 Index
(2,213)	Carpenter Technology Corp	$(118,349)	$1,868	0.73%
(5,266)	DraftKings Inc	(117,005)	1,847	0.72
(5,803)	Insmed Inc	(114,759)	1,812	0.71
(21,422)	NU Holdings Ltd/Cayman Islands	(112,096)	1,770	0.69
(1,262)	Stanley Black & Decker Inc	(110,506)	1,745	0.68
(11,216)	IHS Holding Ltd	(109,756)	1,733	0.68
(570)	ICU Medical Inc	(109,382)	1,727	0.67
(907)	LGI Homes Inc	(109,293)	1,725	0.67
(6,421)	Coupang Inc	(109,130)	1,723	0.67
(4,976)	Portillo’s Inc	(109,089)	1,722	0.67
(5,681)	Utz Brands Inc	(108,941)	1,720	0.67
(2,706)	Surgery Partners Inc	(108,824)	1,718	0.67
(2,436)	Silk Road Medical Inc	(108,763)	1,717	0.67
(3,951)	AZEK Co Inc/The	(108,732)	1,717	0.67
(20,458)	Hanesbrands Inc	(108,710)	1,716	0.67
(446)	MongoDB Inc	(108,644)	1,715	0.67
(10,711)	Petco Health & Wellness Co Inc	(108,189)	1,708	0.67
(8,822)	Hayward Holdings Inc	(107,714)	1,700	0.66
(2,188)	Shopify Inc	(107,505)	1,697	0.66
(2,193)	Lumentum Holdings Inc	(107,282)	1,694	0.66
(3,552)	Grocery Outlet Holding Corp	(107,276)	1,694	0.66
(1,616)	Royal Caribbean Cruises Ltd	(107,243)	1,693	0.66
(4,519)	Paramount Global	(106,924)	1,688	0.66
(3,551)	Schrodinger Inc/United States	(106,294)	1,678	0.65
(2,023)	IAC Inc	(106,205)	1,677	0.65
(1,491)	Restaurant Brands International Inc	(106,035)	1,674	0.65
(743)	Yum! Brands Inc	(105,903)	1,672	0.65
(784)	Chart Industries Inc	(105,838)	1,671	0.65
(5,691)	Bumble Inc	(105,089)	1,659	0.65
(1,652)	Performance Food Group Co	(105,042)	1,658	0.65
(1,937)	TreeHouse Foods Inc	(104,582)	1,651	0.64
(4,784)	Zurn Elkay Water Solutions Corp	(104,555)	1,651	0.64
(3,621)	FTAI Aviation Ltd	(104,476)	1,649	0.64
(1,374)	Entegris Inc	(104,384)	1,648	0.64
(1,952)	Maxar Technologies Inc	(104,343)	1,647	0.64
(6,599)	R1 RCM Inc	(104,335)	1,647	0.64
(6,148)	Replimune Group Inc	(104,313)	1,647	0.64
(2,998)	Delta Air Lines Inc	(104,300)	1,647	0.64
(14,394)	JetBlue Airways Corp	(104,223)	1,645	0.64
(2,831)	GFL Environmental Inc	(104,218)	1,645	0.64
(1,932)	Ball Corp	(104,201)	1,645	0.64
(2,361)	Alaska Air Group Inc	(104,039)	1,642	0.64
(2,257)	Caesars Entertainment Inc	(103,664)	1,637	0.64
(820)	Take-Two Interactive Software Inc	(103,372)	1,632	0.64
(5,955)	PG&E Corp	(103,324)	1,631	0.64
(2,905)	Viasat Inc	(103,210)	1,629	0.64

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket

GSCHDIS5 Index
(6,082)	Agiliti Inc	$(103,119)	$1,628	0.64%
(6,377)	Verve Therapeutics Inc	(103,010)	1,626	0.63
(3,103)	Compass Minerals International Inc	(102,984)	1,626	0.63
(3,307)	Driven Brands Holdings Inc	(102,951)	1,625	0.63

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHEMBA Index
924,037	CRRC Corp Ltd	$496,255	$87,704	4.66%
681,443	United Laboratories International Holdings Ltd/The	457,643	80,880	4.30
1,711,179	Metallurgical Corp of China Ltd	433,212	76,562	4.07
1,706	POSCO Holdings Inc	399,715	70,642	3.75
278,660	Shanghai Industrial Holdings Ltd	338,863	59,888	3.18
5,950	CJ Corp	338,281	59,785	3.18
350,545	Tianneng Power International Ltd	337,532	59,652	3.17
49,063	Coca-Cola Femsa SAB de CV	336,860	59,534	3.16
742,795	China CITIC Bank Corp Ltd	333,612	58,960	3.13
1,008,774	People’s Insurance Co Group of China Ltd/The	329,118	58,165	3.09
316,018	CITIC Ltd	329,058	58,155	3.09
132,099	Powertech Technology Inc	327,898	57,950	3.08
242,382	Cia Paranaense de Energia	323,265	57,131	3.04
995,729	Agricultural Bank of China Ltd	319,589	56,481	3.00
80,964	Bangkok Bank PCL	309,719	54,737	2.91
1,004,388	China Minsheng Banking Corp Ltd	306,409	54,152	2.88
888,497	Bank of China Ltd	294,583	52,062	2.77
898,868	Chongqing Rural Commercial Bank Co Ltd	288,500	50,987	2.71
1,079,482	China Everbright Bank Co Ltd	287,010	50,724	2.69
8,345	Korea Investment Holdings Co Ltd	285,729	50,497	2.68
13,453	Samsung Securities Co Ltd	282,969	50,009	2.66
629,453	Industrial & Commercial Bank of China Ltd	281,374	49,727	2.64
274,489	PTT Global Chemical PCL	277,553	49,052	2.61
274,684	PICC Property & Casualty Co Ltd	275,544	48,697	2.59
66,313	BNK Financial Group Inc	273,613	48,356	2.57
138,380	Metalurgica Gerdau SA	268,323	47,421	2.52
69,345	EDP - Energias do Brasil SA	259,466	45,856	2.44
41,413	Industrial Bank of Korea	258,885	45,753	2.43
4,811	KT&G Corp	256,501	45,332	2.41
13,737	Samsung Card Co Ltd	254,381	44,957	2.39
352,279	AMMB Holdings Bhd	237,046	41,893	2.23
1,845	Shinsegae Inc	236,146	41,734	2.22
14,874	Seegene Inc	224,594	39,693	2.11
107,366	Indo Tambangraya Megah Tbk PT	202,679	35,820	1.90
214,753	Alpek SAB de CV	188,942	33,392	1.77

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHJMFA Index
20,247	Marubeni Corp	$229,180	$50,845	3.62%
6,423	Sumitomo Mitsui Financial Group Inc	210,100	46,612	3.32
23,595	Seino Holdings Co Ltd	209,483	46,475	3.31
12,100	TOPPAN INC	205,587	45,611	3.25
25,885	Kuraray Co Ltd	193,345	42,895	3.06
6,535	Mitsubishi Corp	193,332	42,892	3.06
16,668	Mizuho Financial Group Inc	193,092	42,839	3.05
17,651	Kinden Corp	192,509	42,710	3.04
92,967	Mebuki Financial Group Inc	190,180	42,193	3.01
47,805	Resona Holdings Inc	190,148	42,186	3.01
25,247	Fuji Media Holdings Inc	189,322	42,003	2.99
6,264	Morinaga Milk Industry Co Ltd	189,076	41,948	2.99
12,225	GungHo Online Entertainment Inc	187,890	41,685	2.97
39,567	Mitsubishi Chemical Group Corp	185,323	41,115	2.93
6,935	Takeda Pharmaceutical Co Ltd	184,478	40,928	2.92
6,194	Sumitomo Metal Mining Co Ltd	182,892	40,576	2.89
6,304	Sumitomo Mitsui Trust Holdings Inc	181,706	40,313	2.87
14,499	Medipal Holdings Corp	177,363	39,349	2.81
15,707	Toyo Seikan Group Holdings Ltd	177,320	39,340	2.80
6,227	Sankyu Inc	175,474	38,930	2.78
19,557	Teijin Ltd	174,445	38,702	2.76
6,849	Cosmo Energy Holdings Co Ltd	174,428	38,698	2.76
46,280	Daiwa Securities Group Inc	171,613	38,074	2.71
17,462	Haseko Corp	170,580	37,845	2.70
11,363	Dai-ichi Life Holdings Inc	168,447	37,371	2.66
23,303	Nippon Television Holdings Inc	167,741	37,215	2.65
8,729	Mitsui Mining & Smelting Co Ltd	166,222	36,878	2.63
8,830	Izumi Co Ltd	166,066	36,843	2.63
18,146	SoftBank Corp	163,837	36,349	2.59
5,495	Zenkoku Hosho Co Ltd	161,646	35,862	2.56
2,191	Shimamura Co Ltd	161,480	35,826	2.55
55,772	Nomura Holdings Inc	159,762	35,444	2.53
50,774	Oji Holdings Corp	159,543	35,396	2.52
6,519	Nippon Telegraph & Telephone Corp	159,454	35,376	2.52
12,298	Japan Post Insurance Co Ltd	159,422	35,369	2.52

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHLAT2 Index
450,044	Petroleo Brasileiro SA	$2,137,438	$(23,078)	17.22%
140,232	Banco do Brasil SA	1,204,452	(13,004)	9.70
508,664	Itausa SA	884,790	(9,553)	7.13
112,813	Gerdau SA	569,253	(6,146)	4.59
378,440	Fibra Uno Administracion SA de CV	524,002	(5,658)	4.22
49,390	Coca-Cola Femsa SAB de CV	408,639	(4,412)	3.29
41,588	Arca Continental SAB de CV	396,645	(4,283)	3.20
117,521	Banco del Bajio SA	387,483	(4,184)	3.12
149,275	Banco Bradesco SA	371,533	(4,011)	2.99
140,319	Cia Energetica de Minas Gerais	347,274	(3,749)	2.80

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket

GSCHLAT2 Index
475,920	Alfa SAB de CV	$302,694	$(3,268)	2.44%
111,790	Vibra Energia SA	295,712	(3,193)	2.38
38,958	Empresas Copec SA	272,072	(2,938)	2.19
68,562	Embraer SA	266,822	(2,881)	2.15
39,505	Qualitas Controladora SAB de CV	261,719	(2,826)	2.11
127,702	Cencosud SA	261,185	(2,820)	2.10
33,966	Transmissora Alianca de Energia Eletrica S/A	248,239	(2,680)	2.00
68,695	JBS S/A	246,414	(2,661)	1.99
105,610	Natura & Co Holding SA	234,073	(2,527)	1.89
92,510	Orbia Advance Corp SAB de CV	213,592	(2,306)	1.72
72,227	Ultrapar Participacoes SA	209,006	(2,257)	1.68
6,737	Banco de Credito e Inversiones SA	203,967	(2,202)	1.64
1,702,509	Cia Sud Americana de Vapores SA	174,613	(1,885)	1.41
80,878	Falabella SA	174,065	(1,879)	1.40
58,404	Cia Siderurgica Nacional SA	166,312	(1,796)	1.34
104,971	Empresas CMPC SA	165,099	(1,783)	1.33
102,510	Cia Paranaense de Energia	164,753	(1,779)	1.33
62,096	Metalurgica Gerdau SA	145,096	(1,567)	1.17
18,508	CPFL Energia SA	122,912	(1,327)	0.99
24,869	Bradespar SA	118,115	(1,275)	0.95
25,690	EDP - Energias do Brasil SA	115,835	(1,251)	0.93
715,414	Colbun SA	100,522	(1,085)	0.81
39,765	Embotelladora Andina SA	99,979	(1,079)	0.81
50,973	Caixa Seguridade Participacoes S/A	96,632	(1,043)	0.78
63,882	BRF SA	81,162	(876)	0.65
18,320	Braskem SA	72,656	(784)	0.59
96,012	Raizen SA	61,377	(663)	0.49
19,373	Neoenergia SA	59,982	(648)	0.48
25,873,847	Banco Itau Chile SA	58,549	(632)	0.47
145,140	Via SA	53,518	(578)	0.43
42,300	Locaweb Servicos de Internet SA	44,588	(481)	0.36
36,713	Alpek SAB de CV	38,924	(420)	0.31
29,272	Marfrig Global Foods SA	38,188	(412)	0.31
14,478	Qualicorp Consultoria e Corretora de Seguros SA	11,519	(124)	0.09

^^ The following table represents the individual bond exposure comprising a Goldman Sachs Fixed Income Basket Swap at April 30, 2023.

	Description	Notional Amount	Fair Value	Percentage of
				Basket
GSISTBA1 Index
	TBA UMBS 30y 5% Feb 23	$58,661,574	$1,215,576	49.84%
	TBA UMBS 30y 5.5% Feb 23	59,038,213	1,223,381	50.16

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

GBP — British Pound Sterling

JPY — Japanese Yen

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2023:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stock

Australia	$11,080	$—	$—	$11,080

Brazil	15,315	—	—	15,315

Canada	9,150	—	—	9,150

China	67,879	—	—	67,879

France	3,284	—	—	3,284

Germany	1,788	—	—	1,788

Greece	9,523	—	—	9,523

Israel	2,297	—	—	2,297

Italy	1,576	—	—	1,576

Japan	10,142	—	—	10,142

Netherlands	7,190	—	—	7,190

Philippines	5,462	—	—	5,462

South Korea	9,413	—	—	9,413

Spain	1,725	—	—	1,725

Sweden	13,527	—	—	13,527

Taiwan	1,667	—	—	1,667

United Kingdom	6,765	—	—	6,765

United States	312,716	—	—	312,716

Total Common Stock	490,499	—	—	490,499

Preferred Stock	21,758	—	—	21,758

Asset-Backed Security	—	16,008	—	16,008

Corporate Obligations	—	14,883	—	14,883

Purchased Option	49	—	—	49

U.S. Treasury Obligations	—	232,632	—	232,632

Total Investments in Securities	$512,306	$263,523	$—	$775,829

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$2,682	$–	$–	$2,682
Unrealized Depreciation	(385)	–	–	(385)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(308)	–	(308)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	8,591	–	8,591
Unrealized Depreciation	–	(134)	–	(134)

Total Other Financial Instruments	$2,297	$8,149	$–	$10,446

* Futures contract and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
April 30, 2023 (Unaudited)

At April 30, 2023, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments

SECTOR WEIGHTINGS

U.S. Treasury Obligation	30.0%

Consumer Discretionary	15.1%

Industrials	10.9%

Consumer Staples	7.7%

Information Technology	7.2%

Communication Services	7.1%

Financials	6.9%

Materials	5.7%

Health Care	5.2%

Energy	4.1%

Utilities	0.1%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

ASSET WEIGHTINGS
	% of Net Assets*	Value (000)
Common Stock	86.3%	$31,621
Exchange Traded Fund	1.3	489
Common stock	1.0	351

Total Investments	88.6	32,461
Cash Pledged as Collateral for Futures, Forward Currency
Contracts and Swap Contracts	0.6	233
Total Other Assets and Liabilities	10.8	3,930

Net Assets	100.0%	$36,624

*Percentages based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $36,624 (000)) COMMON STOCK — 87.3%

	Shares	Fair Value (000)

AUSTRIA — 1.3%
BAWAG Group	10,108	$492

BRAZIL — 2.2%
MercadoLibre*	472	603
TIM	70,400	197

		800

CANADA — 3.0%
Finning International	26,008	674
Teck Resources, Cl B	9,087	423

		1,097

CHINA — 12.3%
ANTA Sports Products	53,800	663
Budweiser Brewing APAC	146,200	421
Kingboard Holdings	96,000	293
Li Ning	92,000	655
Shenzhen Inovance Technology, Cl A	58,200	519
Topsports International Holdings	752,000	668
Weichai Power, Cl H	413,000	608
Yum China Holdings	11,075	678

		4,505

FRANCE — 1.6%
Arkema	5,924	585

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

HONG KONG — 1.7%
Techtronic Industries	56,500	$607

IRELAND — 2.2%
Bank of Ireland Group	42,813	442
CRH	7,235	351

		793

ISRAEL — 1.7%
Nice ADR*	3,025	617

JAPAN — 2.3%
Lasertec	2,300	311
Ulvac	13,200	519

		830

MACAO — 1.3%
Sands China*	137,200	487

MEXICO — 1.5%
FIBRA Macquarie Mexico	158,700	261
Prologis Property Mexico	80,200	276

		537

NORWAY — 1.1%
Norsk Hydro	57,295	421

PORTUGAL — 1.0%
Galp Energia SGPS	30,307	367

SOUTH AFRICA — 0.8%
MTN Group	44,514	312

SOUTH KOREA — 0.5%
DB Insurance	3,123	196

SPAIN — 1.4%
CaixaBank	137,586	508

TAIWAN — 2.7%
Eclat Textile	38,000	602

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

TAIWAN — (continued)
Nanya Technology	174,000	$384

		986

UNITED KINGDOM — 4.5%
Centrica	511,402	736
NatWest Group	107,846	355
SSE	23,877	551

		1,642

UNITED STATES — 44.2%
Baker Hughes, Cl A	20,539	601
Boot Barn Holdings*	7,058	511
Cheniere Energy	3,421	523
Church & Dwight	3,221	313
Constellium, Cl A*	38,060	565
Cummins	2,751	646
Dexcom*	5,776	701
Eagle Materials	3,525	523
Envista Holdings*	6,189	238
GlobalFoundries*	5,616	330
Hologic*	4,283	368
Howmet Aerospace	13,604	603
Ingersoll Rand	9,725	555
Inmode*	20,168	752
JB Hunt Transport Services	3,031	531
JBS S/A	38,100	136
KBR	9,184	521
Knight-Swift Transportation Holdings, Cl A	24,136	1,359
Mettler-Toledo International*	362	540
Nasdaq	6,449	357
Nexstar Media Group, Cl A	2,792	484
Parker-Hannifin	3,044	989
Planet Fitness, Cl A*	11,148	927
QuidelOrtho*	4,891	440
Ross Stores	2,511	268
Tapestry	8,549	349
Teradata*	9,065	351
TransDigm Group*	843	645
Under Armour, Cl A*	55,900	496

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)
United Rentals	1,574	$568

		16,190

TOTAL COMMON STOCK
(Cost $31,613) (000)		31,972

EXCHANGE TRADED FUND — 1.3%

UNITED STATES — 1.3%
VanEck Junior Gold Miners ETF	12,296	489

TOTAL EXCHANGE TRADED FUND
(Cost $413) (000)		489

TOTAL INVESTMENTS — 88.6%
(Cost $32,026) (000)		$32,461

*	Non-income producing security.

Open centrally cleared swap agreements held by the Fund at April 30, 2023 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	** GSCHCNSM INDEX	SOFR +0.55%	Total Return	N/A	1/23/26	USD	$748	$(41)	$–	$(41)
Goldman Sachs	** GSCHESML INDEX	SOFR +0.78%	Total Return	N/A	11/29/25	USD	387	(6)	–	(6)
Goldman Sachs	** GSCHJSMD INDEX	SOFR +0.45%	Total Return	N/A	11/11/25	USD	954	114	–	114
Goldman Sachs	** GSCHKSMD INDEX	SOFR +1.02%	Total Return	N/A	3/11/26	USD	752	(12)	–	(12)
Goldman Sachs	** GSCHLTM1 INDEX	SOFR +0.98%	Total Return	N/A	11/05/25	USD	825	(17)	–	(17)
Goldman Sachs	** GSCHSME3 INDEX	SOFR +0.00%	Total Return	N/A	11/04/25	USD	316	129	–	129

							$3,982	$167	$–	$167

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

** The following tables represent the individual underlying components comprising the Total Return Swaps at April 30, 2023. All underlying notionals are in U.S. Dollar.

Shares	Description	Notional Amount	Fair Value	Percentage of
				Basket
GSCHCNSM Index
149,848	United Energy Group Ltd	$23,493	$(1,279)	3.14%
38,590	China Communications Services Corp Ltd	21,996	(1,197)	2.94
9,879	Beijing Tong Ren Tang Chinese Medicine Co Ltd	21,000	(1,143)	2.81
19,523	China Resources Pharmaceutical Group Ltd	20,181	(1,099)	2.70
22,275	United Laboratories International Holdings Ltd/The	18,763	(1,021)	2.51
4,305	Beijing Enterprises Holdings Ltd	18,591	(1,012)	2.49
43,541	China Datang Corp Renewable Power Co Ltd	17,586	(957)	2.35
11,224	Shanghai Industrial Holdings Ltd	17,120	(932)	2.29
30,444	PCCW Ltd	16,544	(901)	2.21
60,728	Shoucheng Holdings Ltd	16,379	(892)	2.19
6,073	Kerry Properties Ltd	16,299	(887)	2.18
29,815	Sinopec Engineering Group Co Ltd	16,083	(876)	2.15
10,395	China Merchants Port Holdings Co Ltd	16,048	(874)	2.15
2,640	CK Infrastructure Holdings Ltd	15,646	(852)	2.09
21,288	HKBN Ltd	15,641	(852)	2.09
43,215	Pacific Basin Shipping Ltd	15,617	(850)	2.09
9,712	Yue Yuen Industrial Holdings Ltd	15,201	(828)	2.03
31,185	TCL Electronics Holdings Ltd	15,165	(826)	2.03
142,448	CK Life Sciences Int’l Holdings Inc	14,952	(814)	2.00
15,893	Far East Horizon Ltd	14,887	(810)	1.99
17,196	Zhejiang Expressway Co Ltd	14,851	(808)	1.99
41,505	Shougang Fushan Resources Group Ltd	14,669	(799)	1.96
55,473	Beijing Enterprises Water Group Ltd	14,667	(798)	1.96
1,796	ASMPT Ltd	14,662	(798)	1.96
16,251	NWS Holdings Ltd	14,661	(798)	1.96
25,698	Yuexiu Transport Infrastructure Ltd	14,613	(796)	1.95
27,472	China Nonferrous Mining Corp Ltd	14,600	(795)	1.95
32,686	Lee & Man Paper Manufacturing Ltd	14,462	(787)	1.93
32,686	China Everbright Environment Group Ltd	14,418	(785)	1.93
17,094	China Water Affairs Group Ltd	14,263	(776)	1.91
19,009	China Everbright Ltd	14,194	(773)	1.90
2,221	VTech Holdings Ltd	13,884	(756)	1.86
21,978	Fufeng Group Ltd	13,870	(755)	1.85
29,662	Harbin Electric Co Ltd	13,754	(749)	1.84
7,105	SITC International Holdings Co Ltd	13,650	(743)	1.82
2,899	Hengan International Group Co Ltd	13,481	(734)	1.80
1,630	Swire Pacific Ltd	13,447	(732)	1.80
12,474	Dongyue Group Ltd	13,176	(717)	1.76
10,885	Tianneng Power International Ltd	13,146	(716)	1.76
6,439	NetDragon Websoft Holdings Ltd	13,106	(714)	1.75
104,894	Theme International Holdings Ltd	12,682	(690)	1.70
10,586	China Taiping Insurance Holdings Co Ltd	12,630	(688)	1.69

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

Shares	Description	Notional Amount	Fair Value	Percentage of
				Basket
GSCHCNSM Index
17,779	COSCO SHIPPING Ports Ltd	$12,165	$(662)	1.63%
114,241	Sihuan Pharmaceutical Holdings Group Ltd	12,143	(661)	1.62
3,808	Kingboard Holdings Ltd	12,117	(660)	1.62
25,303	China Resources Cement Holdings Ltd	11,901	(648)	1.59
7,903	Kerry Logistics Network Ltd	11,655	(635)	1.56
22,104	Skyworth Group Ltd	11,454	(624)	1.53
4,535	LexinFintech Holdings Ltd	11,304	(615)	1.51
2,719	FinVolution Group	11,287	(614)	1.51

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHESML Index
1,934	H Lundbeck A/S	$10,252	$(147)	2.65%
669	Glanbia PLC	10,168	(145)	2.63
233	Bilfinger SE	10,079	(144)	2.61
207	Fresenius Medical Care AG & Co KGaA	10,065	(144)	2.60
786	Leonardo SpA	9,379	(134)	2.43
448	Carrefour SA	9,346	(134)	2.42
307	Bellway PLC	9,336	(133)	2.41
1,441	Barratt Developments PLC	9,075	(130)	2.35
100	Galenica AG	9,014	(129)	2.33
246	Bouygues SA	9,011	(129)	2.33
307	Barco NV	8,991	(129)	2.32
118	HeidelbergCement AG	8,965	(128)	2.32
5,482	Taylor Wimpey PLC	8,853	(127)	2.29
657	Indra Sistemas SA	8,716	(125)	2.25
334	SCOR SE	8,647	(124)	2.24
2,473	J Sainsbury PLC	8,610	(123)	2.23
289	Rubis SCA	8,563	(122)	2.21
1,515	Unipol Gruppo SpA	8,534	(122)	2.21
3,913	Ibstock PLC	8,364	(120)	2.16
2,266	Navigator Co SA/The	8,339	(119)	2.16
808	Almirall SA	8,312	(119)	2.15
260	TietoEVRY Oyj	8,305	(119)	2.15
5,473	Airtel Africa PLC	8,280	(118)	2.14
1,918	AIB Group PLC	8,262	(118)	2.14
69	Solvay SA	8,253	(118)	2.13
4,044	Mapfre SA	8,120	(116)	2.10
279	Stolt-Nielsen Ltd	8,081	(116)	2.09
169	OMV AG	8,002	(114)	2.07
374	Smiths Group PLC	7,917	(113)	2.05
732	Mediobanca Banca di Credito Finanziario SpA	7,869	(113)	2.03
176	ASR Nederland NV	7,748	(111)	2.00
169	Ageas SA/NV	7,545	(108)	1.95
185	Yara International ASA	7,459	(107)	1.93
916	Modern Times Group MTG AB	7,372	(105)	1.91
353	EMIS Group PLC	7,257	(104)	1.88

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHESML Index
1,818	DS Smith PLC	$7,100	$(102)	1.84%
284	Johnson Matthey PLC	7,034	(101)	1.82
347	K+S AG	6,937	(99)	1.79
803	Proximus SADP	6,863	(98)	1.77
6,519	Banco de Sabadell SA	6,806	(97)	1.76
579	1&1 AG	6,766	(97)	1.75
109	Societe BIC SA	6,763	(97)	1.75
532	Stora Enso Oyj	6,760	(97)	1.75
2,948	Spirent Communications PLC	6,685	(96)	1.73
342	Indivior PLC	6,575	(94)	1.70
249	OCI NV	6,563	(94)	1.70
472	Euroapi SA	5,686	(81)	1.47
122	Pharma Mar SA	5,093	(73)	1.32

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHJSMD Index
5,068	Arcs Co Ltd	$80,539	$9,609	8.44%
6,657	Kinden Corp	79,261	9,456	8.30
9,522	Fuji Media Holdings Inc	77,952	9,300	8.17
2,018	Sankyo Co Ltd	77,806	9,283	8.15
4,611	GungHo Online Entertainment Inc	77,362	9,230	8.11
3,559	Okumura Corp	76,266	9,099	7.99
9,707	Itochu Enex Co Ltd	72,595	8,661	7.61
5,773	Exedy Corp	72,567	8,658	7.60
3,347	Nishio Holdings Co Ltd	69,359	8,275	7.27
14,147	San-In Godo Bank Ltd/The	69,196	8,256	7.25
3,292	Mitsui Mining & Smelting Co Ltd	68,441	8,166	7.17
2,253	San-A Co Ltd	66,549	7,940	6.97
827	Shimamura Co Ltd	66,497	7,934	6.97

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHKSMD Index
944	LS Corp	$63,787	$(1,030)	8.48%
678	OCI Co Ltd	61,256	(989)	8.15
189	NongShim Co Ltd	56,379	(910)	7.50
1,210	S-1 Corp	53,277	(860)	7.09
430	Hyundai Glovis Co Ltd	53,116	(857)	7.06
1,907	Hyundai Steel Co	52,420	(846)	6.97
814	Chong Kun Dang Pharmaceutical Corp	51,991	(839)	6.91
1,153	HD Hyundai Co Ltd	51,466	(831)	6.84
1,476	DoubleUGames Co Ltd	50,404	(814)	6.70
5,963	LG Uplus Corp	49,542	(800)	6.59
1,646	GS Holdings Corp	49,281	(796)	6.55
703	CJ Corp	48,474	(782)	6.45
865	DN Automotive Corp	48,406	(781)	6.44
777	Lotte Shopping Co Ltd	46,741	(755)	6.22

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHKSMD Index
134	Samchully Co Ltd	$15,432	$(249)	2.05%

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHLTM1 Index
37,634	Embotelladora Andina SA	$94,124	$(1,979)	11.41%
39,039	Orbia Advance Corp SAB de CV	89,661	(1,885)	10.87
49,549	FIBRA Macquarie Mexico	81,214	(1,707)	9.84
35,478	La Comer SAB de CV	77,076	(1,620)	9.34
9,382	Cia Paranaense de Energia	73,051	(1,536)	8.85
14,962	EDP - Energias do Brasil SA	67,106	(1,411)	8.13
99,285	Alfa SAB de CV	62,815	(1,320)	7.61
29,574	Banco do Estado do Rio Grande do Sul SA	62,726	(1,319)	7.60
8,588	Transmissora Alianca de Energia Eletrica S/A	62,436	(1,313)	7.57
34,723	Randon SA Implementos e Participacoes	57,173	(1,202)	6.93
16,707	Banco ABC Brasil SA	55,685	(1,171)	6.75
3,234	Unipar Carbocloro SA	42,066	(884)	5.10

Shares	Description	Notional	Fair Value	Percentage of
		Amount		Basket
GSCHSME3 Index
5,536	XTB SA	$37,265	$15,151	11.79%
2,444	Bank Handlowy w Warszawie SA	36,974	15,033	11.69
5,634	Powszechny Zaklad Ubezpieczen SA	36,313	14,764	11.49
28,952	Enea SA	32,791	13,332	10.37
2,196	Asseco Poland SA	31,196	12,684	9.87
1,925	Bank Polska Kasa Opieki SA	31,100	12,645	9.84
25,031	Orange Polska SA	30,532	12,414	9.66
10,842	Moneta Money Bank AS	27,876	11,334	8.82
1,606	Richter Gedeon Nyrt	27,156	11,041	8.59
1,104	Komercni Banka AS	24,950	10,144	7.89

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2023.

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Austria	$492	$—	$—	$492
Brazil	800	—	—	800
Canada	1,097	—	—	1,097
China	4,505	—	—	4,505
France	585	—	—	585
Hong Kong	607	—	—	607
Ireland	793	—	—	793

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Israel	$617	$—	$—	$617
Japan	830	—	—	830
Macao	487	—	—	487
Mexico	537	—	—	537
Norway	421	—	—	421
Portugal	367	—	—	367
South Africa	312	—	—	312
South Korea	196	—	—	196
Spain	508	—	—	508
Taiwan	986	—	—	986
United Kingdom	1,642	—	—	1,642
United States	16,190	—	—	16,190

Total Common Stock	31,972	—	—	31,972

Exchange Traded Fund	489	—	—	489

Total Investments in Securities	$32,461	$—	$—	$32,461

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$–	$243	$–	$243
Unrealized Depreciation	–	(76)	–	(76)

Total Other Financial Instruments	$–	$167	$–	$167

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
April 30, 2023 (Unaudited)

At April 30, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS

Industrials	27.3%

Consumer Discretionary	21.1%

Health Care	9.3%

Materials	8.8%

Information Technology	8.7%

Financials	7.3%

Energy	4.6%

Utilities	4.0%

Communication Services	3.1%

Consumer Staples	2.7%

Real Estate	1.6%

Exchange Traded Fund	1.5%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
April 30, 2023 (Unaudited)

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

Assets:

Investments, at Fair Value (Cost $757,862 and $32,026)	$775,829	$32,461

Foreign Currency, at Fair Value (Cost $15 and $1)	15	1

OTC Swap Contracts, at Fair Value (Premiums paid $– and $–)	8,591	243

Receivable for Investments Sold	69,995	349

Cash	19,586	4,168

Cash Pledged as Collateral for Swap Contracts	7,030	–

Cash Pledged as Collateral for Futures Contracts	5,752	–

Dividend and Interest Receivable	1,554	54

Variation Margin Receivable for Futures Contracts	966	–

Reclaim Receivable	651	24

Receivable for Capital Shares Sold	383	–

Variation Margin Receivable for Centrally Cleared Swap Contracts	86	–

Prepaid Expenses	36	19

Total Assets	890,474	37,319

Liabilities:

Payable for Investment Securities Purchased	$62,966	$547

Deposits with counterparty	11,180	–

Payable for Capital Shares Redeemed	867	–

Payable Due to Adviser	630	17

Variation Margin Payable for Futures Contracts	302	–

OTC Swap Contracts, at Fair Value (Premiums Received $– and $–)	134	76

Payable Due to Administrator	47	2

Unrealized Depreciation on Foreign Spot Currency Contracts	13	–

Chief Compliance Officer Fees Payable	2	–

Distribution Fees payable Class A	6	–

Distribution Fees payable Class C	86	1

Other Accrued Expenses and Other Payables	319	52

Total Liabilities	76,552	695

Net Assets	$813,922	$36,624

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
April 30, 2023 (Unaudited)

	FS Chiron Capital Allocation Fund		FS Chiron SMid Opportunities Fund

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (1)
Net Assets Consist of:
Paid-in Capital	$978,636		$45,073
Total Distributable Loss	(164,714)		(8,449)

Net Assets	$813,922		$36,624

Class I Shares:
Net Assets	$801,698		$36,553
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	60,569		3,278

Net Asset Value, Offering and Redemption Price Per Share	$13.24		$11.15

Class A Shares:
Net Assets	$5,015		$16
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	379		1

Net Asset Value, Offering and Redemption Price Per Share	$13.22	‡	$11.22	‡

Maximum Offering Price Per Share
($13.22/94.25%, $11.22/94.25%)	14.03		11.90

Class C Shares:(2)
Net Assets	$7,209		$55
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	548		5

Net Asset Value, Offering and Redemption Price Per Share	$13.14	‡	$11.14	‡

(1)	Class A Shares purchases of $1,000 (000) or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
(2)	Class C Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
‡	Net Assets divided by shares do not calculate to the stated NAV due to Net Assets and shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUND
FOR THE PERIOD ENDED
April 30, 2023 (Unaudited)

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

STATEMENTS OF OPERATIONS ($ Thousands)

Investment Income:

Dividends	$5,291	$351

Interest	5,754	96

Less: Foreign Taxes Withheld	(81)	(17)

Total Investment Income	10,964	430

Expenses:

Investment Advisory Fees	3,852	163

Administration Fees	287	13

Distribution Fees (Class A)	6	—

Distribution Fees (Class C)	37	—

Trustees’ Fees	18	1

Chief Compliance Officer Fees	6	1

Transfer Agent Fees	326	35

Professional Fees	99	17

Custodian Fees	55	11

Registration and Filing Fees	40	28

Printing Fees	30	1

Pricing Fees	4	1

Other Expenses	13	8

Total Expenses	4,773	279

Less:

Investment Advisory Fee Waiver	—	(63)

Net Expenses	4,773	216

Net Investment Income	6,191	214

Net Realized Gain/(Loss) on:

Investments	19,246	1,611

Purchased Options	(999)	—

Written Options	174	—

Futures Contracts	554	240

Swap Contracts	3,355	243

Foreign Currency Transactions	258	(5)

Forward Currency Contracts	(3)	5

Net Realized Gain	22,585	2,094

Net Change in Unrealized Appreciation/(Depreciation) on:

Investments	6,381	(281)

Written Options	(77)	—

Purchased Options	(213)	—

Futures Contracts	12,062	—

Swap Contracts	9,345	167

Foreign Currency Translation	65	6

Net Change in Unrealized Appreciation (Depreciation)	27,563	(108)

Net Realized and Unrealized Gain on Investments	50,148	1,986

Net Increase in Net Assets Resulting from Operations	$56,339	$2,200

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (Thousand)
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:
Net Investment Income	$6,191	$18,958
Net Realized Gain/(Loss)	22,585	(222,047)
Net Change in Unrealized Appreciation/(Depreciation)	27,563	(57,010)

Net Increase/(Decrease) in Net Assets Resulting from Operations	56,339	(260,099)

Distributions
Class I Shares	(4,947)	(54,810)
Class A Shares	(22)	(273)
Class C Shares	(4)	(235)

Total Distributions	(4,973)	(55,318)

Capital Share Transactions:
Class I Shares
Issued	101,761	313,094
Reinvestment of Dividends	4,433	50,319
Redeemed	(165,448)	(489,620)

Net Decrease in Net Assets from Class I Share Transactions	(59,254)	(126,207)

Class A Shares
Issued	206	7,170
Reinvestment of Dividends	18	228
Redeemed	(558)	(3,251)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(334)	4,147

Class C Shares
Issued	800	5,999
Reinvestment of Dividends	4	234
Redeemed	(1,287)	(432)

Net Increase (Decrease) in Net Assets from Class C Share Transactions	(483)	5,801

Net Decrease in Net Assets from Capital Share Transactions	(60,071)	(116,259)

Total Decrease in Net Assets	(8,705)	(431,676)

Net Assets:
Beginning of Year/Period	822,627	1,254,303

End of Year/Period	$813,922	$822,627

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (Thousand)
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Share Transactions:
Class I Class Shares
Issued	7,682	21,465
Reinvestment of Distributions	344	3,257
Redeemed	(12,604)	(34,934)

Net Decrease in Shares Outstanding from Share Transactions	(4,578)	(10,212)

Share Transactions:
Class A Class Shares
Issued	16	456
Reinvestment of Distributions	1	15
Redeemed	(44)	(230)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(27)	241

Share Transactions:
Class C Class Shares
Issued	60	400
Reinvestment of Distributions	–	15
Redeemed	(98)	(32)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(38)	383

Amounts designated as “—” are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:
Net Investment Income	$214	$389
Net Realized Gain/(Loss)	2,094	(11,124)
Net Change in Unrealized Depreciation	(108)	(2,528)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,200	(13,263)

Distributions
Class I Shares	(417)	(1,286)
Class A Shares	–	–
Class C Shares	–	(1)

Total Distributions	(417)	(1,287)

Capital Share Transactions:
Class I Shares
Issued	1,344	8,232
Reinvestment of Dividends	188	660
Redeemed	(1,805)	(7,187)

Net Increase/(Decrease) in Net Assets from Class I Share Transactions	(273)	1,705

Class A Shares
Issued	–	39
Redeemed	–	(30)

Net Increase in Net Assets from Class A Share Transactions	–	9

Class C Shares
Issued	–	184
Reinvestment of Dividends	–	1
Redeemed	–	(129)

Net Increase in Net Assets from Class C Share Transactions	–	56

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(273)	1,770

Total Increase/(Decrease) in Net Assets	1,510	(12,780)

Net Assets:
Beginning of Year/Period	35,114	47,894

End of Year/Period	$36,624	$35,114

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Share Transactions:

Class I Shares

Issued	119	634

Reinvestment of Distributions	17	46

Redeemed	(162)	(588)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(26)	92

Class A Shares

Issued	–	3

Redeemed	–	(3)

Net Increase in Shares Outstanding from Share Transactions	–	–

Class C Shares

Issued	–	13

Redeemed	–	(10)

Net Increase in Shares Outstanding from Share Transactions	–	3

Amounts designated as “—” are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

Class I Shares
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Year/ Period	$12.44		$16.56	$12.36	$11.63	$11.40	$12.19

Income from Investment Operations:

Net Investment Income/(Loss)**	0.09		0.25	(0.00)^^	0.13	0.15	0.18

Net Realized and Unrealized Gain/(Loss)	0.79		(3.62)	4.22	0.68 ‡‡	0.23	(0.86)

Total from Investment Operations	0.88		(3.37)	4.22	0.81	0.38	(0.68)

Dividends and Distributions:

Net Investment Income	(0.08)		(0.20)	(0.02)	(0.08)	(0.13)	(0.11)

Return of Capital	–		–	–	–	(0.02)	(0.00)^

Capital Gains	–		(0.55)	–	–	–	–

Total Dividends and Distributions	(0.08)		(0.75)	(0.02)	(0.08)	(0.15)	(0.11)

Net Asset Value, End of Year/Period	$13.24		$12.44	$16.56	$12.36	$11.63	$11.40

Total Return‡	7.11%	†	(21.23)%	34.14%	7.10%	3.36%	(5.62)%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$801,698		$810,364	$1,248,242	$539,694	$1,380,256	$2,164,852

Ratio of Expenses to Average Net Assets	1.17%	††	1.17%	1.15%	1.13%	1.10%	1.12%#

Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.17%	††	1.17%	1.15%	1.13%	1.10%	1.10%

Ratio of Net Investment Income/(Loss) to Average Net Assets	1.33%	††	1.79%	(0.01)%	1.18%	1.31%	1.48%

Portfolio Turnover Rate	184%	†	489%	311%	202%	161%	145%

**	Per share calculations were performed using average shares for the period.
^	Value is less than $(0.01) per share.
^^	Includes return of capital of less than $(0.01) per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡‡

The amount shown for the year ended October 31, 2020, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
#	Ratios include previously waived investment advisory fees recovered.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

			Class A Shares

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Period Ended October 31, 2021*
Net Asset Value, Beginning of Year/Period	$12.42		$16.56	$16.47

Income from Investment Operations:

Net Investment Income/(Loss)**	0.07		0.18	(0.04)

Net Realized and Unrealized Gain/(Loss)	0.79		(3.59)	0.13

Total from Investment Operations	0.86		(3.41)	0.09

Dividends and Distributions:
Net Investment Income	(0.06)		(0.18)	–

Capital Gains	–		(0.55)	–

Total Dividends and Distributions	(0.06)		(0.73)	–

Net Asset Value, End of Year/Period	$13.22		$12.42	$16.56

Total Return‡	6.93%	†	(21.46)%	0.55%†

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$5,015		$5,039	$2,721

Ratio of Expenses to Average Net Assets	1.42%	††	1.43%	1.55%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.42%	††	1.43%	1.55%††

Ratio of Net Investment Income/(Loss) to Average Net Assets	1.08%	††	1.26%	(0.83)%††

Portfolio Turnover Rate	184%	†	489%	311%†

*	Commenced operations on July 16, 2021.
**	Per share calculations were performed using average shares for the period.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

	Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

			Class C Shares

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Period Ended October 31, 2021*
Net Asset Value, Beginning of Year/Period	$12.34		$16.52	$16.47

Income from Investment Operations:

Net Investment Income/(Loss)**	0.02		0.05	(0.06)

Net Realized and Unrealized Gain/(Loss)	0.79		(3.56)	0.11

Total from Investment Operations	0.81		(3.51)	0.05

Dividends and Distributions:

Net Investment Income	(0.01)		(0.12)	–

Capital Gains	–		(0.55)	–

Total Dividends and Distributions	(0.01)		(0.67)	–

Net Asset Value, End of Year/Period	$13.14		$12.34	$16.52

Total Return‡	6.54%	†	(22.05)%	0.30%†

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$7,209		$7,224	$3,340

Ratio of Expenses to Average Net Assets	2.17%	††	2.18%	2.28%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.17%	††	2.18%	2.28%††

Ratio of Net Investment Income/(Loss) to Average Net Assets	0.32%	††	0.33%	(1.28)%††

Portfolio Turnover Rate	184%	†	489%	311%†

*	Commenced operations on July 16, 2021.
**	Per share calculations were performed using average shares for the period.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

						Class I Shares

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Year/Period	$10.61		$14.90	$10.28	$10.90	$10.42	$10.31

Income from Investment Operations:

Net Investment Income**	0.06		0.12	0.06	0.09	0.13	0.07

Net Realized and Unrealized Gain/(Loss)	0.61		(4.02)	4.60	(0.66)	0.62	0.04

Total from Investment Operations	0.67		(3.90)	4.66	(0.57)	0.75	0.11

Dividends and Distributions:

Net Investment Income	(0.13)		(0.08)	(0.04)	(0.05)	(0.07)	(0.00)^

Capital Gains	–		(0.31)	–	–	(0.20)	–

Total Dividends and Distributions	(0.13)		(0.39)	(0.04)	(0.05)	(0.27)	(0.00)^

Net Asset Value, End of Year/Period	$11.15		$10.61	$14.90	$10.28	$10.90	$10.42

Total Return‡	6.35%	†	(26.86)%	45.38%	(5.24)%	7.65%	1.08%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$36,553		$35,047	$47,852	$8,273	$11,505	$9,454

Ratio of Expenses to Average Net Assets	1.20%	††	1.20%	1.20%	1.20%	1.20%	1.20%

Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.55%	††	1.48%	1.45%	2.07%	2.06%	2.81%

Ratio of Net Investment Income to Average Net Assets	1.17%	††	0.94%	0.43%	0.88%	1.26%	0.64%

Portfolio Turnover Rate	160%	†	463%	231%	91%	100%	171%

**	Per share calculations were performed using average shares for the period.
^	Value is less than $(0.01) per share.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

			Class A Shares

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Period Ended October 31, 2021*
Net Asset Value, Beginning of Year/Period	$10.61		$14.89	$14.19

Income from Investment Operations:

Net Investment Income**	0.06		0.09	0.02

Net Realized and Unrealized Gain/(Loss)	0.60		(4.00)	0.68

Total from Investment Operations	0.66		(3.91)	0.70

Dividends and Distributions:

Net Investment Income	(0.05)		(0.06)	–

Capital Gains	–		(0.31)	–

Total Dividends and Distributions	(0.05)		(0.37)	–

Net Asset Value, End of Year/Period	$11.22		$10.61	$14.89

Total Return‡	6.28%	†	(26.90)%	4.93%†

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$16		$15	$21

Ratio of Expenses to Average Net Assets	1.45%	††	1.45%	1.47%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.79%	††	1.75%	1.75%††

Ratio of Net Investment Income to Average Net Assets	1.05%	††	0.74%	0.47%††

Portfolio Turnover Rate	160%	†	463%	231%†

*	Commenced operations on July 16, 2021.
**	Per share calculations were performed using average shares for the period.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

			Class C Shares

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Period Ended October 31, 2021*
Net Asset Value, Beginning of Year/Period	$10.52		$14.86	$14.19

Income from Investment Operations:

Net Investment Income/(Loss)**	0.01		0.01	(0.01)@

Net Realized and Unrealized Gain/(Loss)	0.61		(3.99)	0.68

Total from Investment Operations	0.62		(3.98)	0.67

Dividends and Distributions:

Net Investment Income	–		(0.05)	–

Capital Gains	–		(0.31)	–

Total Dividends and Distributions	–		(0.36)	–

Net Asset Value, End of Year/Period	$11.14		$10.52	$14.86

Total Return‡	5.89%	†	(27.41)%	4.72%†

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$55		$52	$21

Ratio of Expenses to Average Net Assets	2.20%	††	2.20%	2.23%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.55%	††	2.48%	2.51%††

Ratio of Net Investment Income/(Loss) to Average Net Assets	0.21%	††	0.06%	(0.29)%@††

Portfolio Turnover Rate	160%	†	463%	231%†

*	Commenced operations on July 16, 2021.
**	Per share calculations were performed using average shares for the period.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
@

The amount shown for the period ended October 31, 2021 for a share outstanding throughout the period and the Ratio of Net Investment Income / (Loss) to Average Net Assets does not accord with aggregate net investment income because of the timing of income earned in relation to shares and net assets of the fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the FS Chiron Capital Allocation Fund and the FS Chiron SMid Opportunities Fund (each a “Fund” and collectively the “Funds”). The investment objective of the FS Chiron Capital Allocation Fund is total return. Total return consists of capital growth and income. The investment objective of the FS Chiron SMid Opportunities Fund is long-term capital appreciation by pursuing a global investment strategy. Both Funds are classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The FS Chiron Capital Allocation Fund commenced operations on November 30, 2015. The FS Chiron SMid Opportunities Fund commenced operations on October 2, 2017.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate their net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chiron Investment Management, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

For the six months ended April 30, 2023, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2023 , the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2023 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of April 30, 2023.

Futures Contracts — The Funds utilized futures contracts during the six months ended April 30, 2023. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The FS Chiron SMid Opportunities Fund did not hold any futures contracts as of the six months ended April 30, 2023.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps equity swaps contracts and credit default swaps. To the extent consistent with its investment objective and strategies, the Funds may use swap contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the FS Chiron Allocation Fund’s custodian. As of April 30, 2023, the Funds have entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of April 30, 2023, the FS Chiron Capital Allocation Fund’s swap agreements were with one counterparty.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Funds may use options for tactical hedging purposes as well as to enhance the Funds’ returns. Additionally, the Funds may use options to create long or short equity exposure without investing directly in equity securities. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The FS Chiron Capital Allocation Fund held written/purchased options contracts as of and during the six months ended April 30, 2023.

The FS Chiron SMid Opportunities Fund did not hold any written/purchased options contracts as of and during the six months ended April 30, 2023.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The FS Chiron Capital Allocation Fund distributes substantially all of its net investment income monthly. The FS Chiron SMid Opportunities Fund distributes substantially all of its net investment income quarterly. For each Fund, any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the year.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

The fair value of derivative instruments as of April 30, 2023, is as follows ($ Thousands):

Asset Derivatives				Liability Derivatives

Statements of Assets and Liabilities Location		Fair Value		Statements of Assets and Liabilities Location		Fair Value

FS Chiron Capital Allocation Fund

Interest Rate contracts	Net Assets – Unrealized appreciation on Future Contracts	$2,120	*	Interest Rate contracts	Net Assets – Unrealized depreciation on Future Contracts	$379	*

	Net Assets – Unrealized appreciation on Swap Contracts	2,439	†		Net Assets – Unrealized depreciation on Swap Contracts	–	†

Equity contracts	Net Assets – Unrealized appreciation on Future Contracts	6,152	*	Equity contracts	Net Assets – Unrealized depreciation on Future Contracts	134	*

Foreign Exchange contracts	Purchased options contracts, At Value	49		Foreign Exchange contracts	Purchased options contracts, At Value	–

Credit contracts	Net Assets – Unrealized appreciation on Future Contracts	–	*	Credit contracts	Net Assets – Unrealized depreciation on Future Contracts	308	*

Commodity contracts	Net Assets – Unrealized appreciation on Future Contracts	562	*	Commodity contracts	Net Assets – Unrealized depreciation on Future Contracts	6	*

Total		$11,322				$827

Asset Derivatives				Liability Derivatives

Statements of Assets and Liabilities Location		Fair Value		Statements of Assets and Liabilities Location		Fair Value

FS Chiron SMid Opportunities Fund

Equity contracts	Net Assets – Unrealized appreciation on swap contracts	$243	†	Equity contracts	Net Assets – Unrealized depreciation on swap contracts	$76	†

Total		$243				$76

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2023, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income ($ Thousands):

FS Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$(3,223)	$—	$—	$—	$—	$(3,223)

Foreign exchange contracts	—	(3)	—	(999)	174	(828)

Credit contracts	—	—	(3,756)	—	—	(3,756)

Equity contracts	(2,431)	—	7,111	—	—	4,680

Commodity contracts	6,208	—	—	—	—	6,208

Total	$554	$(3)	$3,355	$(999)	$174	$3,081

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

FS Chiron SMid Opportunities Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Foreign exchange contracts	$—	$5	$—	$—	$—	$5

Equity contracts	240	—	243	—	—	483

Total	$240	$5	$243	$—	$—	$488

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

FS Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$10,465	$—	$—	$—	$—	$10,465

Foreign exchange contracts	—	—	—	(213)	(77)	(290)

Credit contracts	—	—	1,904	—	—	1,904

Equity contracts	187	—	7,441	—	—	7,628

Commodity contracts	1,410	—	—	—	—	1,410

Total	$12,062	$—	$9,345	$(213)	$(77)	$21,117

FS Chiron SMid Opportunities Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Equity contracts	$—	$—	$167	$—	$—	$167

Total	$—	$—	$167	$—	$—	$167

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts and option contracts activity during the six months ended April 30, 2023.

In the FS Chiron Capital Allocation Fund, did not hold forward foreign currency contracts during the six months ended April 30, 2023.

The FS Chiron SMid Opportunities fund did not hold forward foreign currency contracts during the six months ended April 30, 2023.

In the FS Chiron Capital Allocation Fund, for the six months ended April 30, 2023, the average market value amount of futures contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$6,868
Average Quarterly Market Value Balance Short	$-

The FS Chiron SMid Opportunities fund did not hold futures contracts during the six months ended April 30, 2023.

For the six months ended April 30, 2023, the average market value amount of Total Return swap contracts held by the Funds were as follows ($ Thousands):

FS Chiron Capital Allocation Fund

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

Average Quarterly Market Value Balance Long	$89,188
Average Quarterly Market Value Balance Short	$(82,423)

FS SMid Opportunities Fund
Average Quarterly Market Value Balance Long	$2,270
Average Quarterly Market Value Balance Short	$(2,103)

For the year ended April 30, 2023, the average market value amount of Credit Default swap contracts held by the Funds were as follows ($ Thousands):

FS Chiron Capital Allocation Fund

Average Quarterly Market Value Balance Long	$-
Average Quarterly Market Value Balance Short	$(419)

The FS Chiron SMid Opportunities fund did not hold Credit Default swap contracts during the six months ended April 30, 2023.

In the FS Chiron Capital Allocation Fund, for the year ended April 30, 2023, the average value of purchased and written option contracts held were as follows:

Average Quarterly Market Value Contracts Purchased	$454
Average Quarterly Market Value Contracts Written	$(144)

The FS Chiron SMid Opportunities fund did not hold purchased and written option contracts during the six months ended April 30, 2023.

4. Offsetting Assets and Liabilities:

The FS Chiron Capital Allocation Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master

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Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of April 30, 2023:

FS Chiron Capital Allocation Fund

Counterparty	Gross Assets- Recognized in the Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received) †	Net Amount

	Swap Contracts	Swap Contracts

Goldman Sachs	$8,591	$134	$8,457	$(7,030)	$1,427

Total	$8,591	$134	$8,457	$(7,030)	$1,427

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APRIL 30, 2023 (Unaudited)

FS Chiron SMID Opportunities Fund

Counterparty	Gross Assets- Recognized in the Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received) †	Net Amount

	Swap Contracts	Swap Contracts

Goldman Sachs	$243	$76	$167	$-	$167

Total	$243	$76	$167	$-	$167

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2023, the FS Chiron Capital Allocation Fund and the FS Chiron SMid Opportunities Fund paid ($ Thousands) $287 and $13, respectively, for these services.

The Trust has adopted a Distribution Plan with respect to Class A and Class C Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares and up to 1.00% of the average daily net assets of the C Shares as compensation for distribution and shareholder services. For the six months ended April 30, 2023, the Funds incurred the following for these services ($ Thousands):

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Distribution Fees

FS Chiron Capital Allocation Fund

Class I	$-

Class A	6

Class C	37

FS Chiron SMid Opportunities Fund

Class I	$-

Class A	-

Class C	-

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent for the Funds under the transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate

FS Chiron Capital Allocation Fund	0.95%

FS Chiron SMid Opportunities Fund	0.90%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any class-specific expenses, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.20% until February 28, 2024 for the FS Chiron SMid Opportunities Fund. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2023. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on February 28, 2024 for the FS Chiron SMid Opportunities Fund.

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If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

The FS Chiron Capital Allocation Fund has no contractual expense limitation. As of April 30, 2023, fees for the FS Chiron SMid Opportunities Fund which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were ($ Thousands) $78, $91 and $132, expiring in 2024, 2025 and 2026, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2023, were as follows ($ Thousands):

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

Purchases
U.S. Government	$81,731	$–
Other	1,045,400	50,654
Sales
U.S. Government	$64,414	$–
Other	1,082,838	52,720

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

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APRIL 30, 2023 (Unaudited)

The tax character of dividends and distributions declared during the last two fiscal years were as follows ($ Thousands):

	Ordinary Income	Long-Term Capital Gain	Total

FS Chiron Capital Allocation Fund
2022	$36,995	$18,323	$55,318
2021	809	—	809
FS Chiron SMid Opportunities Fund
2022	1,081	206	1,287
2021	75	—	75

As of October 31, 2022, the components of distributable earnings on a tax basis were as follows ($ Thousands):

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

Undistributed Ordinary Income	$856	$311
Capital Loss Carryforwards	(217,678)	(11,119)
Other Temporary Differences	—	1
Unrealized Appreciation (Depreciation)	742	575

Total Distributable Earnings (Accumulated Losses)	$(216,080)	$(10,232)

The Funds have capital losses carried forward as follows ($ Thousands):

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2023, were as follows ($ Thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

FS Chiron Capital Allocation Fund
$757,862	$28,560	$(10,593)	$ 17,967
FS Chiron SMid Opportunities Fund
32,026	1,471	(1,036)	435

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective.

Asset-Backed Securities Risk (FS Chiron Capital Allocation Fund) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed

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APRIL 30, 2023 (Unaudited)

securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (FS Chiron Capital Allocation Fund) — The Fund may purchase assignments of portions of bank loans from third parties or by investing in participations in bank loans. With respect to loans purchased by assignment, the Fund generally has a contractual relationship with the borrower and, therefore, direct rights against the borrower in the event of a default. With respect to participations, the Fund typically has a contractual right with the lender, generally a bank selling the participation, and, therefore, assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender’s loan to the borrower. Certain bank loans, including certain participations in bank loans, may be illiquid and the Fund may not be able to sell such loans quickly for a fair price. While a liquid secondary market for bank loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of bank loans are generally subject to the contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell bank loans, may negatively impact the transaction price, may result in delayed settlement of bank loan transactions, and/or may delay the Fund’s ability to make timely redemptions of Fund shares. In addition, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the Fund’s ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a bank loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities law.

Commodity-Related Investments Risk (FS Chiron Capital Allocation Fund) — Exposure to the commodities markets through Commodity-Related Investments may subject

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments. Additionally, the value of Commodity-Related Investments may be influenced by, among other things, time to maturity, level of supply and demand for the instrument, interest rates, volatility and lack of liquidity in underlying markets, the performance of the reference commodity or instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference commodity or instrument. Further, a lack of liquidity, participation of speculators and government regulation and intervention, among other factors, may subject commodity markets to temporary distortions or other disruptions, which may, in turn, subject the Fund to losses.

Convertible Securities Risk (FS Chiron Capital Allocation Fund) — Convertible securities are bonds, debentures, notes or preferred stock that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

Credit Risk (FS Chiron Capital Allocation Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds)involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities (junk bonds) may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Currency Risk (Both Funds) — Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may subject a Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Derivatives Risk (Both Funds) — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. The primary risk of derivative instruments is that changes in the market value of securities held by a Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of an investment in the Fund to decrease. Forward Contracts Risk, Futures Contracts Risk, Options Risk and Swap Agreements Risk are each discussed below in further detail.

Equity Risk (Both Funds) — The price of equity securities may fall over short or extended periods of time. Equity security prices are sensitive to general movements in the equity markets, and a drop in the equity markets may cause the price of equity securities held by a Fund to decrease in value. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of equity securities issued by such companies may suffer a decline in response. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Extension Risk (FS Chiron Capital Allocation Fund) — Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

Fixed Income Market Risk (FS Chiron Capital Allocation Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk (Both Funds) — Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Contracts Risk (Both Funds) — A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forward contracts are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section. Forward currency contracts are also subject to currency risk, which is described elsewhere in this section.

Futures Contracts Risk (Both Funds) — Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

High Yield Securities Risk (FS Chiron Capital Allocation Fund) — High Yield securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Interest Rate Risk (FS Chiron Capital Allocation Fund) — Interest rate risk is the risk that the Fund’s yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. government securities, in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Investment in the Subsidiary Risk (FS Chiron Capital Allocation Fund) — The Fund has established a wholly owned subsidiary, Chiron Capital Allocation Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company for the purpose of executing the Fund’s investment strategy. At April 30, 2023, the Subsidiary had no operations, but it is expected that it will commence operations in the future. Through its ownership of the Subsidiary, the Fund will be exposed to the risks associated with the Subsidiary’s investments. The Commodity-Related Investments expected to be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary, however, is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Leverage Risk (Both Funds) — A Fund’s investment in derivatives may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Both Funds) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market Risk (Both Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

Mortgage-Backed Securities Risk (FS Chiron Capital Allocation Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests may not be issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. government. However, with respect to these mortgage-backed securities, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Options Risk (Both Funds) — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Prepayment Risk (FS Chiron Capital Allocation Fund) — The Fund’s investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

REITs Risk (Both Funds) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear the expenses of the REITs. A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Shareholder Concentration Risk (FS Chiron SMid Opportunities Fund) – A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Stock Connect Investing Risk (Both Funds) — The Fund may invest in A-Shares of companies based in the People’s Republic of China (“PRC”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares during the time when Stock Connect is not trading. Because of the way in which A-Shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Structured Notes Risk (FS Chiron Capital Allocation Fund) — Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Swap Agreements Risk (Both Funds) — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. Swaps could result in losses to a Fund if the underlying reference asset does not perform as anticipated. The value of swaps, like other derivatives, may be volatile and may result in losses for a Fund. Swaps are also subject to correlation risk, credit risk, leverage risk, liquidity risk, market risk and

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

valuation risk, each of which are discussed above. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

Tax Risk (FS Chiron Capital Allocation Fund) — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments. In order for the Fund to qualify as a RIC under the Code, the Fund must, amongst other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test”, which is described in more detail in the section titled “Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-related derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Adviser will monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

In addition, certain of the Fund’s Commodity-Related Investments, such as certain commodity-related derivative instruments, when made directly may not produce qualifying income to the Fund for purposes of satisfying the qualifying income test (as described in the SAI), which must be met in order for the Fund to maintain its status as a RIC under the Code. To the extent the Fund invests in Commodity-Related Investments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund directly or indirectly invests in Commodity-Related Investments may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain Commodity-Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

11. Concentration of Shareholders:

At April 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholder Institutional Shares	% Ownership
FS Chiron Capital Allocation Fund
Class I	3	55%
Class A	1	58%
Class C	2	58%
FS Chiron SMid Opportunities Fund
Class I	2	59%
Class A	1	99%
Class C	2	100%

12. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES -- concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period**
Chiron Capital Allocation Fund
Actual Fund Return
Class I Shares	$1,000.00	$1,063.50	1.17%	$6.14
Class A Shares	1,000.00	1,062.80	1.42	7.42
Class C Shares	1,000.00	1,058.90	2.17	11.23
Hypothetical 5% Return
Class I Shares	$1,000.00	$1,018.84	1.17%	$6.01
Class A Shares	1,000.00	1,017.60	1.42	7.25
Class C Shares	1,000.00	1,013.88	2.17	10.99
Chiron SMID Opportunities Fund
Actual Fund Return
Class I Shares	$1,000.00	$1,063.50	1.20%	$6.14
Class A Shares	1,000.00	1,062.80	1.45	7.42
Class C Shares	1,000.00	1,058.90	2.20	11.23
Hypothetical 5% Return
Class I Shares	$1,000.00	$1,018.84	1.20%	$6.01
Class A Shares	1,000.00	1,017.60	1.45	7.25
Class C Shares	1,000.00	1,013.88	2.20	10.99

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2023 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•	no material changes had been made to the Program during the period covered by the report

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

FS Chiron Funds

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management LLC

10 East 53rd Street, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Fund described.

CHI-SA-001-0800

(b)        Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023